Exploration and Evaluation of Oil and Gas Reserves - Additional Information (Detail) $ in Millions	6 Months Ended
Jun. 30, 2018 USD ($) Block
Disclosure of Exploration and Evaluation of Oil and Gas [Abstract]
Provision for potential contractual penalties | $	$ 60
Number of blocks | Block	125